Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Events after the reporting period (Details)
$ / shares in Units, € in Millions, $ in Millions
	Feb. 03, 2026 EUR (€) shares	Feb. 03, 2026 USD ($) $ / shares shares	Jan. 09, 2026 EUR (€)	Dec. 31, 2025	Dec. 02, 2025 EUR (€)	May 05, 2025 EUR (€)	Sep. 13, 2024	Sep. 09, 2024
Major business combination [member] | Webster Financial Corporation
Subsidiaries and joint ventures
Consideration paid (received)	€ 10,300	$ 12,200
Portion of consideration paid (received) in cash per share | $ / shares		$ 48.75
Portion of consideration paid (received) in shares per share | shares	2.0548	2.0548
Consideration (in USD per share) | $ / shares		$ 75
Santander Bank Polska S.A.
Subsidiaries and joint ventures
Consideration paid (received)					€ (407)
Ownership interest in subsidiary				58.70%			62.20%	67.40%
Santander Bank Polska S.A. | Disposal of major subsidiary
Subsidiaries and joint ventures
Ownership interest in subsidiary			9.70%
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Bank Polska S.A.
Subsidiaries and joint ventures
Sale of proportion of ownership interest in subsidiary			49.00%
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Bank Polska S.A. | Disposal of major subsidiary
Subsidiaries and joint ventures
Sale of proportion of ownership interest in subsidiary			49.00%
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Towarzystwo Funduszy Inwestycyjnych S.A. | Disposal of major subsidiary
Subsidiaries and joint ventures
Sale of proportion of ownership interest in subsidiary			50.00%
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Towarzystwo Funduszy Inwestycyjnych S.A. And Santander Bank Polska S.A.
Subsidiaries and joint ventures
Consideration paid (received)						€ (7,000)
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Towarzystwo Funduszy Inwestycyjnych S.A. And Santander Bank Polska S.A. | Disposal of major subsidiary
Subsidiaries and joint ventures
Consideration paid (received)			€ (7,000)
Gains (losses) on disposal of subsidiaries			€ 1,900